ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Aug. 31, 2022	Nov. 30, 2021
Accounts Payable And Accrued Liabilities
Accounts payable	$ 3,458,235	$ 1,625,418
Accrued liabilities	321,028	242,601
Loans to employees	102,037
Wages payable	61,815	102,079
Payroll taxes payable	77,462	31,634
Accounts payable and accrued liabilities	$ 4,020,577	$ 2,001,732